INVENTORIES (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021
Raw materials
- ore stockpiles	$ 238	$ 225		$ 217
- heap-leach inventory	14	10		6
Work in progress
- metals in process	51	66		49
- gold concentrate in process	1	0		0
Finished goods
- gold doré/bullion	64	51		29
- by-products	0	2		1
- gold concentrate	5	0		0
Total metal inventories	373	354		302
Mine operating supplies	456	419		401
Current inventories	829	773	[1]	703	[1]
Write-down of inventories	$ 6	$ 12		$ 13

[1]	Comparative periods have been retrospectively restated, where indicated, due to the corporate restructuring and due to the prior period error in the calculation of a net deferred tax asset with respect to the Obuasi mine. Other errors have also been retrospectively restated. Refer to notes 1.3.1 and 1.3.2.